Non-life and Life and Health Reserves	12 Months Ended
Dec. 31, 2017
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Non-life and Life and Health Reserves
8. Non-life and Life and Health Reserves
(a) Non-life reserves
Non-life reserves are categorized into three types of reserves: case reserves, ACRs and IBNR reserves. Case reserves represent unpaid losses reported by the Company’s cedants and recorded by the Company. ACRs are established for particular circumstances where, on the basis of individual loss reports, the Company estimates that the particular loss or collection of losses covered by a treaty may be greater than those advised by the cedant. IBNR reserves represent a provision for claims that have been incurred but not yet reported to the Company, as well as future loss development on losses already reported, in excess of the case reserves and ACRs.
The Company’s gross liability for non-life reserves reported by cedants (case reserves) and those estimated by the Company (ACRs and IBNR reserves) at December 31, 2017 and 2016 was as follows (in thousands of U.S. dollars):

	December 31, 2017	December 31, 2016
Case reserves	$4,176,879	$3,883,926
ACRs	176,369	166,913
IBNR reserves	5,357,209	4,934,595
Non-life reserves	$9,710,457	$8,985,434

The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2017, 2016 and 2015 was as follows (in thousands of U.S. dollars):

	2017	2016	2015
Gross liability at beginning of year	$8,985,434	$9,064,711	$9,745,806
Reinsurance recoverable at beginning of year	266,742	189,234	214,349
Net liability at beginning of year	8,718,692	8,875,477	9,531,457
Net incurred losses related to:
Current year	3,022,926	2,997,394	3,023,704
Prior years	(448,158)	(676,574)	(830,705)
	2,574,768	2,320,820	2,192,999
Change in Paris Re Reserve Agreement	(3,481)	5,518	(8,771)
Net paid losses related to:
Current year	396,927	331,785	250,720
Prior years	2,278,603	1,931,131	2,171,883
	2,675,530	2,262,916	2,422,603
Effects of foreign exchange rate changes	407,328	(220,207)	(417,605)
Net liability at end of year	9,021,777	8,718,692	8,875,477
Reinsurance recoverable at end of year	688,680	266,742	189,234
Gross liability at end of year	$9,710,457	$8,985,434	$9,064,711

The net favorable prior year loss development for each of the Company’s Non-life segments for the years ended December 31, 2017, 2016 and 2015 was as follows (in thousands of U.S. dollars):

	2017	2016	2015
P&C	$204,172	$389,672	$473,564
Specialty	243,986	286,902	357,141
Total net favorable prior year loss development	$448,158	$676,574	$830,705

For the year ended December 31, 2017, the Company reported net favorable loss development for prior accident years resulting from favorable loss emergence in both Non-life segments. The favorable loss emergence within the P&C segment was across multiple accident years, mainly driven by the casualty business. The favorable loss emergence within the Specialty segment was predominantly from the previous two accident years, mainly driven by the energy and agriculture business.
For the year ended December 31, 2016, the Company reported net favorable loss development for prior accident years resulting from favorable loss emergence in both Non-life segments. The favorable loss emergence within the P&C segment was across multiple accident years, mainly driven by the casualty business. The favorable loss emergence within the Specialty segment was predominantly from the previous two accident years, mainly driven by the marine and energy business.
For the year ended December 31, 2015, the Company reported net favorable loss development due to favorable loss emergence from most lines of business, in particular from casualty business within the P&C segment and from the marine and aviation/space business within the Specialty segment.

Paris Re Reserve Agreement
Following Paris Re’s acquisition of substantially all of the reinsurance operations of Colisée Re in 2006, Paris Re’s French operating subsidiary (Paris Re France) entered into a reserve agreement (Reserve Agreement) whereby AXA and Colisée Re guarantee reserves in respect of Paris Re France and subsidiaries acquired in the acquisition. The Reserve Agreement relates to losses incurred prior to December 31, 2005. The reserve guarantee is conditioned upon, among other things, the guaranteed business, including related ceded reinsurance, being managed by AXA Liabilities Managers, an affiliate of Colisée Re.
At December 31, 2017 and 2016, the Company’s gross liability for non-life reserves includes $426 million and $496 million, respectively, of guaranteed reserves, with the decrease from December 31, 2016 to December 31, 2017 being primarily related to a commutation of a portion of the Reserve Agreement with Colisée Re and the run-off of the underlying loss reserves associated with the guaranteed reserves, partially offset by the impact of the weakening of the U.S. dollar against most major currencies.
Favorable or adverse development related to the guaranteed reserves is recorded as a change in non-life reserves with an offsetting change in the related payable or receivable to/from Colisée Re within the Funds held–directly managed account in the Consolidated Balance Sheets.
Asbestos and Environmental Claims
The Company’s net non-life reserves at December 31, 2017 and 2016 included $134 million and $166 million, respectively, related to asbestos and environmental claims. The gross liability for such claims at December 31, 2017 and 2016 was $142 million and $176 million, respectively, which primarily relate to Paris Re’s gross liability for asbestos and environmental claims for accident years 2005 and prior of $96 million and $113 million, respectively, with any favorable or adverse development being subject to the Reserve Agreement. The remaining $46 million and $63 million in gross reserves at December 31, 2017 and 2016, respectively, primarily relates to casualty exposures in the United States arising from business written by the French branch of PartnerRe Europe and PartnerRe U.S.
Ultimate loss estimates for such claims cannot be estimated using traditional reserving techniques and there are significant uncertainties in estimating the Company’s potential losses for these claims. In view of the legal and tort environment that affect the development of such claims, the uncertainties inherent in estimating asbestos and environmental claims are not likely to be resolved in the near future. There can be no assurance that the reserves established by the Company will not be adversely affected by development of other latent exposures, and further, there can be no assurance that the reserves established by the Company will be adequate. The Company does, however, actively evaluate potential exposure to asbestos and environmental claims and establishes additional reserves as appropriate. The Company believes that it has made a reasonable provision for these exposures and is unaware of any specific issues that would materially affect its unpaid losses and loss expense reserves related to this exposure.
Reserving methods
The reserving methods commonly employed by the Company are summarized as follows:
Chain Ladder (CL) Development Methods (Reported or Paid)
These methods use the underlying assumption that losses reported (paid) for each underwriting year at a particular development stage follow a stable pattern. The CL development method assumes that on average, every underwriting year will display the same percentage of ultimate liabilities reported by the Company’s cedants at 24 months after the inception of the underwriting year. The percentages reported (paid) are established for each development stage after examining historical averages from the loss development data. These are sometimes supplemented by external benchmark information. Ultimate liabilities are estimated by multiplying the actual reported (paid) losses by the reciprocal of the assumed reported (paid) percentage. Reserves are then calculated by subtracting paid claims from the estimated ultimate liabilities.
Expected Loss Ratio (ELR) Method
This method estimates ultimate losses for an underwriting year by applying an estimated loss ratio to the earned premium for that underwriting year. Although the method is insensitive to actual reported or paid losses, it can often be useful at the early stages of development when very few losses have been reported or paid, and the principal sources of information available to the Company consist of information obtained during pricing and qualitative information supplied by the cedant. However, the lack of sensitivity to reported or paid losses means that the method is usually inappropriate at later stages of development.
Bornhuetter-Ferguson (B-F) Methods (Reported or Paid)
These methods aim to address the variability at early stages of development and incorporates external information such as pricing. The B-F methods are more sensitive to reported and paid losses than the ELR method, and can be seen as a blend of the ELR and CL development methods. Unreported (unpaid) claims are calculated using an expected reporting (payment) pattern and an externally determined estimate of ultimate liabilities (usually determined by multiplying an a priori loss ratio with estimates of premium volume). The accuracy of the a priori loss ratio is a critical assumption in this method. Usually a priori loss ratios are initially determined on the basis of pricing information, but may also be adjusted to reflect other information that subsequently emerges about underlying loss experience.
Benktander (B-K) Methods (Reported or Paid)
These methods can be viewed as a blend between the CL Development and the B-F methods described above. The blend is based on predetermined weights at each development stage that depend on the reported (paid) development patterns.
Loss Event Specific Method
The ultimate losses estimated under this method are derived from estimates of specific events based on reported claims, client and broker discussions, review of potential exposures, market loss estimates, modeled analysis and other event specific criteria.
Method Weights
In determining the loss reserves, the Company often relies on a blend of the results from two or more methods (e.g., weighted averages). The judgment as to which of the above method(s) is most appropriate for a particular underwriting year and reserving cell could change over time as new information emerges regarding underlying loss activity and other data issues. Furthermore, as each line is typically composed of several reserving cells, it is likely that the reserves for the line will be dependent on several reserving methods. This is because reserves for a line are the result of aggregating the reserves for each constituent reserving cell and that a different method could be selected for each reserving cell.
The principal reserving methods used for each of the Specialty segment and P&C segment were ELR, Reported/Paid B-F, Reported/Paid B-K and Reported/Paid CL, with the exception of catastrophe risks within the P&C segment where the principal reserving methods used were ELR based on exposure analysis and Loss event specific methods.

(b) Life and Health Reserves
The reconciliation of the beginning and ending gross and net liability for life and health reserves for the years ended December 31, 2017and 2016 was as follows (in thousands of U.S. dollars):

	2017	2016
Gross liability at beginning of period	$1,984,096	$2,051,935
Reinsurance recoverable at beginning of period	31,372	42,773
Net liability at beginning of period	1,952,724	2,009,162
Liability acquired related to the acquisition of Aurigen	67,916	—
Net incurred losses	1,266,214	927,271
Net losses paid	(1,017,673)	(844,156)
Effects of foreign exchange rate changes	180,688	(139,553)
Net liability at end of period	2,449,869	1,952,724
Reinsurance recoverable at end of period	40,605	31,372
Gross liability at end of period	$2,490,474	$1,984,096

The increase in net losses paid in 2017 compared to 2016 was primarily due to the inclusion of Aurigen and higher claims paid in Health.
The Company used interest rate assumptions to estimate its liabilities for policy benefits for life and annuity contracts which ranged from 0% to 7% at December 31, 2017 and 2016.
(c) Losses and Loss Expenses
Losses and loss expenses in the Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015 were comprised as follows (in thousands of U.S. dollars):

	2017	2016	2015
Non-life	$2,574,768	$2,320,820	$2,192,999
Life and Health	1,266,214	927,271	964,421
Losses and loss expenses	$3,840,982	$3,248,091	$3,157,420

Non-life net incurred and paid losses and loss expense development
The net incurred and paid losses and loss expenses development by accident year for each of the years ended December 31, 2012 through 2017, and the total of IBNR plus expected development on reported claims included within the net incurred claims amounts, as at each of the years ended December 31, 2012 through 2017, are presented in the tables below (in thousands of U.S. dollars).
The information presented below for incurred and paid claims development for each of the years ended December 31, 2012 through 2016 and the average annual percentage payout of incurred claims by age, net of reinsurance, is presented as supplementary information and is unaudited.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,								December 31, 2017
Accident year	2012	2013	2014	2015	2016	2017		Total of IBNR plus expected development on reported claims
2012	$2,685,454	$2,493,810	$2,336,917	$2,228,953	$2,196,626	$2,227,260		$156,038
2013		$2,925,140	$2,753,196	$2,573,105	$2,518,691	$2,483,294		$233,607
2014			2,882,914	2,664,647	2,551,470	2,518,203		319,931
2015				2,941,159	2,650,862	2,544,179		484,936
2016					2,978,955	2,743,531		771,217
2017						3,034,380	(1)	2,120,419
Total						$15,550,847		$4,086,148

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017
2012	$290,902	$1,076,536	$1,466,177	$1,635,334	$1,739,820	$1,831,483
2013		$249,309	$1,320,171	$1,679,371	$1,883,432	$2,015,049
2014			310,960	1,338,380	1,648,748	1,860,577
2015				310,031	1,247,343	1,655,681
2016					333,673	1,402,948
2017						397,053	(1)
Total						$9,162,791

Net reserves for Accident Years and exposures included in the triangles						$6,388,056
All outstanding liabilities before Accident Year 2012, net of reinsurance						2,070,569
Total outstanding liabilities for unpaid claims						$8,458,625

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE
Years	1	2	3	4	5	6
Non-life	12%	39%	15%	8%	5%	4%

(1) The table above (and each of the three tables below for property, casualty and specialty) reflects losses incurred and paid losses translated to U.S. dollars at the exchange rate as of the balance sheet date whereas the losses and loss expenses in the Consolidated Statement of Operations reflected losses incurred at the average exchange rate for the period.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,							December 31, 2017
Accident year	2012	2013	2014	2015	2016	2017	Total of IBNR plus expected development on reported claims
2012	$681,580	$679,274	$600,278	$583,371	$567,870	$567,563	$15,272
2013		704,000	600,178	566,525	550,840	546,345	4,825
2014			532,197	486,918	464,515	461,719	6,259
2015				609,235	567,709	542,180	17,187
2016					741,002	696,494	53,275
2017						1,033,194	530,918
Total						$3,847,495	$627,736

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017
2012	$102,351	$368,126	$464,879	$500,313	$511,821	520,927
2013		91,935	351,048	456,511	491,978	510,813
2014			95,806	333,809	400,247	427,187
2015				97,678	365,650	456,828
2016					139,423	470,421
2017						225,385
Total						$2,611,561

Net reserves for Accident Years and exposures included in the triangles						$1,235,934
All outstanding liabilities before Accident Year 2012, net of reinsurance						201,339
Total outstanding liabilities for unpaid claims						$1,437,273

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY
Years	1	2	3	4	5	6
Property	20%	48%	17%	6%	3%	2%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,							December 31, 2017
Accident year	2012	2013	2014	2015	2016	2017	Total of IBNR plus expected development on reported claims
2012	$701,087	$687,470	$659,934	$618,750	$600,969	$608,547	$102,999
2013		811,925	809,690	760,299	742,170	736,526	179,543
2014			912,442	889,241	869,428	874,583	252,944
2015				911,106	849,772	825,518	326,504
2016					866,772	818,954	426,472
2017						779,812	633,189
Total						$4,643,940	$1,921,651

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017
2012	$52,976	$138,628	$209,006	$282,401	$338,800	397,768
2013		51,808	162,355	271,242	353,313	424,092
2014			72,127	212,462	317,277	418,218
2015				68,544	191,076	304,876
2016					35,901	168,303
2017						63,798
Total						$1,777,055

Net reserves for Accident Years and exposures included in the triangles						$2,866,885
All outstanding liabilities before Accident Year 2012, net of reinsurance						1,679,085
Total outstanding liabilities for unpaid claims						$4,545,970

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - CASUALTY
Years	1	2	3	4	5	6
Casualty	7%	15%	13%	12%	9%	10%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,							December 31, 2017
Accident year	2012	2013	2014	2015	2016	2017	Total of IBNR plus expected development on reported claims
2012	$1,302,787	$1,127,066	$1,076,705	$1,026,832	$1,027,787	$1,051,150	$37,767
2013		1,409,215	1,343,328	1,246,281	1,225,681	1,200,423	49,239
2014			1,438,275	1,288,488	1,217,527	1,181,901	60,728
2015				1,420,818	1,233,381	1,176,481	141,245
2016					1,371,181	1,228,083	291,470
2017						1,221,374	956,312
Total						$7,059,412	$1,536,761

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017
2012	$135,575	$569,782	$792,292	$852,620	$889,199	912,788
2013		105,566	806,768	951,618	1,038,141	1,080,144
2014			143,027	792,109	931,224	1,015,172
2015				143,809	690,617	893,977
2016					158,349	764,224
2017						107,870
Total						$4,774,175

Net reserves for Accident Years and exposures included in the triangles						$2,285,237
All outstanding liabilities before Accident Year 2012, net of reinsurance						190,145
Total outstanding liabilities for unpaid claims						$2,475,382

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY
Years	1	2	3	4	5	6
Specialty	11%	50%	15%	7%	3%	2%

The Company is predominantly a reinsurer of primary insurers and does not have access to claim frequency information held by our cedants due to the majority of the Company’s business being written on a proportional basis. As such, the Company considers it impracticable to disclose information on the frequency of claims.
The Company has concluded that it is impracticable to provide net incurred and paid losses and loss expenses development data for 10 years and has therefore presented the data for 6 years. As disclosed in the notes to the consolidated financial statements for the year ended December 31, 2016, the Company provided 5 years of data in 2016 and agreed to include an additional year of data for each subsequent year such that by 2021 a full 10 years of data will be disclosed.
The reconciliation of the net incurred and paid claims development information above to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2017 was as follows (in thousands of U.S. dollars):

December 31, 2017
Total outstanding liability for unpaid claims
Property	$1,437,273
Casualty	4,545,970
Specialty	2,475,382
Total outstanding liabilities for unpaid claims	$8,458,625
Other liabilities(1)	563,152
Net liability at end of year	$9,021,777

Reinsurance recoverable on unpaid claims
Property	$453,656
Casualty	40,920
Specialty	194,105
Reinsurance recoverable at end of year	$688,680
Gross liability at end of year	$9,710,457

(1)	Other liabilities included in the reconciliation relate primarily to the guaranteed reserves, described above, and unallocated loss expenses.